29. Financial income (expenses), net (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	R$ (1,655)	R$ (1,292)	R$ (1,476)
Total financial income	449	231	181
Financial results, net	(1,206)	(1,061)	(1,295)
Interest On Lease Liabilities [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(666)	(609)	(589)
Cost Of Debt [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(584)	(368)	(474)
Monetary Restatement Loss [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(157)	(78)	(131)
Cost Of The Discounting Receivables [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(136)	(155)	(144)
Other Finance Expenses [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses	(112)	(82)	(138)
Income From Short Term Instruments [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income	168	26	38
Monetary Restatement Gain [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income	270	194	137
Other Financial Income [Member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income	R$ 11	R$ 11	R$ 6